Disaggregation of Revenue - Schedule of Revenue Disaggregated by Business and Geographic Segments, Based on Management’s Assessment of Available Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 307,747	$ 314,916	$ 289,166
Sale of crude oil [Member]
Disaggregation of Revenue [Line Items]
Total revenue	182,574	169,472	252,070
Sale of oil-based products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 125,173	$ 145,444	$ 37,096